Taxes (Details) - Schedule of valuation allowance - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Valuation Allowance Abstract
Beginning balance	$ 386,436	$ 351,943
Additions	214,389	39,096
Foreign currency translation adjustments	(3,048)	(4,603)
Ending balance	$ 597,777	$ 386,436